SHARE-BASED COMPENSATION - Changes in outstanding RSU (Details) - RSU $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Number of Units
Granted | shares	932,800	0	0
Cancelled | shares	(13,050)
Units outstanding at end of year | shares	919,750
Weighted- average fair value
Granted | $ / shares	$ 2.76
Cancelled | $ / shares	2.80
Units outstanding at end of year | $ / shares	$ 2.76
Unrecognized compensation cost | $	$ 1,699
Weighted-average period	2 years 9 months